Correction of Errors	12 Months Ended
Jul. 31, 2019
Correction Of Errors [Abstract]
Correction of Errors

34. Correction of Errors

Subsequent to the original issuance of these consolidated financial statements, management determined that the Company determined that the deferred tax liability was overstated as at July 31, 2019, as it was not offset by a deferred tax asset relating to a tax loss generated in one subsidiary against a deferred tax liability generated by a separate subsidiary. Due to the two tax positions existing in two separate entities, the Company’s original position was that they could not be offset or reduce one another. The applicable subsidiaries were amalgamated on August 1, 2019. The correction of this error resulted in a reduction of the deferred tax liability and deficit, by $14,373, as at July 31, 2019. Additionally, net loss for the year ended July 31, 2019 was overstated by $14,373. These corrections are noted in the ‘Corrections’ column in the following tables.

As guided under IAS 12.67, the Company has netted the applicable portion of the deferred tax liability against the deferred tax asset resulting in the stated correction of this error in the following tables.

In assessing the financial impact of subsequent events, the Company also determined additional write-down of its cannabis trim based inventory based on the estimated fair market value due to new and available third party information resulting in an increased impairment loss on inventory of $2,417. These corrections are noted in the ‘Adjustments’ column in the following tables.

Line items on the restated consolidated statement of financial position at:

		July 31, 2019
	Previously reported	Correction	Adjustments	As restated
ASSETS	$	$	$	$
Inventory	86,271	-	(2,417)	83,854
Current assets	314,553	-	(2,417)	312,136
Total Assets	881,040	-	(2,417)	878,623

LIABILITIES
Deferred tax liability	20,396	(14,373)	-	6,023
Total Liabilities	104,284	(14,373)	-	89,911

SHAREHOLDER'S EQUITY
Deficit	(124,698)	14,373	(2,417)	(112,742)
Total shareholder's equity	776,756	14,373	(2,417)	788,712

Line items on the restated consolidated statement of loss and comprehensive loss at:

Fiscal year ended		July 31, 2019
	Previously reported	Correction	Adjustments	As restated
	$	$	$	$
Impairment loss on inventory	16,918	-	2,417	19,335
Gross margin	26,925	-	(2,417)	24,508
Loss from operations	(84,557)	-	(2,417)	(86,974)

Net loss and comprehensive loss attributable to shareholders before tax recovery	(85,404)	-	(2,417)	(87,821)
Tax recovery	3,840	14,373	-	18,213
Total net loss	(81,564)	14,373	(2,417)	(69,608)
Total net loss per share, basic and diluted	(0.38)	0.06	(0.01)	(0.33)

Line items on the restated consolidated statement of changes in shareholder's equity at:

		July 31, 2019
	Previously reported	Correction	Adjustments	As restated
	$	$	$	$
Total net loss	(81,564)	14,373	(2,417)	(69,608)
Deficit as at July 31, 2019	(124,698)	14,373	(2,417)	(112,742)
Shareholder's equity as at July 31, 2019	776,756	14,373	(2,417)	788,712

Line items on the restated consolidated statements of cash flows at:

		July 31, 2019
	Previously reported	Correction	Adjustments	As restated
	$	$	$	$
OPERATING ACTIVITIES
Total net loss	(81,564)	14,373	(2,417)	(69,608)
Tax recoveries	(3,840)	(14,373)	-	(18,213)
Impairment loss on inventory	16,918	-	2,417	19,335
Total operating activities	(124,706)	-	-	(124,706)

There has been no impact to the July 31, 2018 consolidated financial statements or any other financial statements and as such no opening balance sheet has been presented.